CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Transaction and processing service fees	$ 1,566		$ 1,540		$ 6,510		$ 6,345		$ 6,330
Product sales and other	256	[1]	225	[1]	1,038	[2]	957	[2]	988	[2]
Total revenues (excluding reimbursable items)	1,822		1,765		7,548		7,302		7,318
Reimbursable debit network fees, postage, and other	873		875		3,604		3,507		3,362
Total revenues	2,695		2,640		11,152		10,809		10,680
Expenses:
Cost of services (exclusive of items shown below)	714		635		2,668		2,723		2,781
Cost of products sold	76		79		330		328		330
Selling, general, and administrative	520		498		2,043		1,980		1,913
Depreciation and amortization	251		265		1,056		1,091		1,192
Other operating expenses:
Restructuring, net	1		3		13		48		23
Impairments					0		0		5
Litigation and regulatory settlements					0		8		0
Total expenses (excluding reimbursable items)	1,562		1,480		6,110		6,178		6,244
Reimbursable debit network fees, postage, and other	873		875		3,604		3,507		3,362
Total expenses	2,435		2,355		9,714		9,685		9,606
Operating profit	260		285		1,438		1,124		1,074
Interest income	1		3		11		11		9
Interest expense	(407)		(467)		(1,753)		(1,881)		(1,898)
Loss on debt extinguishment			0		(260)		0		0
Other income (expense)	35		1		161		(47)		(94)
Non-operating income (expense)	(371)		(463)		(1,841)		(1,917)		(1,983)
Loss before income taxes and equity earnings in affiliates	(111)		(178)		(403)		(793)		(909)
Income tax expense (benefit)	3		37		82		87		(224)
Equity earnings in affiliates	51		50		220		188		158
Net loss	(63)		(165)		(265)		(692)		(527)
Less: Net income attributable to noncontrolling interests and redeemable noncontrolling interest	49		36		193		177		174
Net loss attributable to First Data Corporation	$ (112)		$ (201)		$ (458)		$ (869)		$ (701)
Net loss per share, basic and diluted	$ (112,000)		$ (201,000)		$ (458,000)		$ (869,000)		$ (701,000)
Weighted-average shares used to compute basic and diluted net loss per share	1,000		1,000		1,000		1,000		1,000

[1]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $50 million for the three months ended March 31, 2015, and $44 million for the comparable period in 2014.
[2]	Includes processing fees, administrative service fees, and other fees charged to merchant alliances accounted for under the equity method of $181 million, $164 million, and $160 million for the years ended December 31, 2014, 2013, and 2012, respectively.